STOCKHOLDERS? EQUITY - Preferred Stock & Warrants (Details)			9 Months Ended	12 Months Ended
	Nov. 20, 2018 USD ($) shares	Oct. 23, 2017 USD ($) $ / shares shares	Oct. 31, 2018 USD ($)	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) shares	Oct. 31, 2019 $ / shares shares	Mar. 31, 2019 $ / shares	Nov. 20, 2018 $ / shares	Nov. 20, 2018 shares	Nov. 20, 2018	Nov. 20, 2018 item	Nov. 24, 2017 $ / shares	Jul. 31, 2017 $ / shares	Apr. 30, 2017 $ / shares shares	Sep. 30, 2016	Sep. 30, 2016 $ / shares	Sep. 30, 2016 shares	Sep. 30, 2016	Sep. 30, 2016 USD ($)	Sep. 30, 2016 item
Equity
Proceeds from warrant exercises to purchase common stock | $			$ 6,961,000	$ 10,546,000	$ 644,000
Series A convertible preferred stock, shares authorized				10,000,000	10,000,000	10,000,000
Series A convertible preferred stock, shares issued				0	0	0
Incremental fair value of warrants | $				$ 874,000	$ 151,000
Private placement
Equity
Share price (in dollars per share) | $ / shares							$ 0.09						$ 0.36	$ 0.78
Warrants exercise price (in dollars per share) | $ / shares														$ 0.90
Number of shares of common stock subject to warrant (in shares)														3,365,385
Warrant
Equity
Warrants outstanding						4,936,129
Warrant | Series B Warrants
Equity
Warrants exercise price (in dollars per share) | $ / shares								$ 6.25				$ 3.50
Issuance of common stock due to exercise of warrants (in shares)	1,066,670
Warrant | New Warrants
Equity
Warrants exercise price (in dollars per share) | $ / shares								$ 4.10
Warrants expiry after number of months from issuance	30 months
Warrants exercisable period after anniversary of issuance (in months)	6 months
Warrant | New Warrants | Maximum
Equity
Number of shares of common stock subject to warrant (in shares)									1,066,670
Warrants related to September to November 2014 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares						$ 92.50
Warrants outstanding						19,762
Warrants related to June 2015 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 2.75		$ 68.75
Warrants outstanding				109,091		4,363
Warrants related to April 2016 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 1.20		$ 30.00
Warrants outstanding				1,952,000		70,581
Warrants related to September 2016 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 0.75		$ 18.75										$ 18.75
Warrant liability | $				$ 11,000															$ 566,000
Number of shares of common stock subject to warrant (in shares)																	51,466
Warrants outstanding				1,286,501		51,466
Warrants related to September 2016 financing | Warrant | Risk-free interest rate
Equity
Warrants, measurement input																		1.1		1.1
Warrants related to September 2016 financing | Warrant | Contractual term
Equity
Warrants, contractual term															5 years
Warrants related to September 2016 financing | Warrant | Expected volatility
Equity
Warrants, measurement input																		95.8		95.8
Warrants related to September 2016 financing | Warrant | Dividend rate
Equity
Warrants, measurement input																		0		0
Warrants related to November 2016 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 0.35		$ 8.75
Warrants outstanding				30,406,061		1,216,230
Warrants related to November 2016 financing, tranche two | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 0.44		$ 10.938
Warrants outstanding				895,450		35,818
Warrants related to November 2016 financing, tranche three | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 0.33		$ 8.25
Warrants outstanding				198,214		7,926
Warrants related to April 2017 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 0.90		$ 22.50
Warrants outstanding				801,282		32,053
Warrants related to October 2017 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares		$ 0.24		$ 0.30		$ 7.50
Number of shares of common stock subject to warrant (in shares)		2,564,103
Warrants outstanding				3,846,152		153,848
Incremental fair value of warrants | $		$ 151,000
Warrants related to October 2017 financing | Warrant | Risk-free interest rate
Equity
Warrants, measurement input		2.03
Warrants related to October 2017 financing | Warrant | Contractual term
Equity
Warrants, contractual term		5 years
Warrants related to October 2017 financing | Warrant | Expected volatility
Equity
Warrants, measurement input		83.9
Warrants related to October 2017 financing | Warrant | Dividend rate
Equity
Warrants, measurement input		0
Warrants related to November 2017 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 0.20		$ 5.00
Warrants outstanding				56,935,191		2,277,412
Warrants related to November 2017 financing, tranche two | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 0.25
Warrants outstanding				33,422,061
Incremental fair value of warrants | $	$ 874,000
Warrants related to November 2017 financing, tranche two | Warrant | Risk-free interest rate
Equity
Warrants, measurement input										2.51
Warrants related to November 2017 financing, tranche two | Warrant | Contractual term
Equity
Warrants, contractual term	6 months
Warrants related to November 2017 financing, tranche two | Warrant | Expected volatility
Equity
Warrants, measurement input										78.4	78.4
Warrants related to November 2017 financing, tranche two | Warrant | Dividend rate
Equity
Warrants, measurement input										0	0
Warrants related To November 2018 financing | Warrant
Equity
Warrants exercise price (in dollars per share) | $ / shares				$ 0.164		$ 4.10
Warrants outstanding				26,666,666		1,066,670